SHAREHOLDERS' EQUITY (Schedule of Restricted Share Activity) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Outstanding at beginning of year	19,579	131,459	243,339
Granted
Vested	(19,579)	(111,880)	(111,880)
Outstanding as of December 31,		19,579	131,459